Cover	12 Months Ended
Jan. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jan. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--01-31
Entity File Number	000-29970
Entity Registrant Name	THE DESCARTES SYSTEMS GROUP INC.
Entity Central Index Key	0001050140
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	120 Randall Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2V 1C6
City Area Code	519
Local Phone Number	746-8110
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	84,820,100
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	DSGX
Security Exchange Name	NASDAQ
Rights to purchase Common Shares, no par value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Rights to purchase Common Shares, no par value
Trading Symbol	DSGX
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Powers Ferry Business Park
Entity Address, Address Line Two	2030 Powers Ferry Road SE
Entity Address, Address Line Three	Suite 350
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-5066
City Area Code	678
Local Phone Number	247-0400
Contact Personnel Name	Descartes Systems (USA) LLC